Staff Costs (Tables)	12 Months Ended
Dec. 31, 2025
Staff Costs [Abstract]
Schedule of Staff Costs
	For the year ended December 31,
	2025	2024	2023
	US$	US$	US$
Salaries, bonuses and staff welfare	12,313	14,007	18,493
Pension scheme contributions (defined contribution schemes)	1,177	1,464	1,590
	13,490	15,471	20,083